Subsequent Events (Details Narrative) - Subsequent Event [Member] - USD ($)	Feb. 15, 2024	Feb. 05, 2024	Apr. 29, 2024
Subsequent Event [Line Items]
Investment commitment			$ 18,000,000
Memorandum Of Understanding [Member] | Common Stock [Member] | WA Technology Group Limited [Member]
Subsequent Event [Line Items]
Restricted common stock		$ 500,000
Restricted common stock price per share		$ 3.00
Memorandum Of Understanding [Member] | Common Stock [Member] | Sports And Media Interactive Limited [Member]
Subsequent Event [Line Items]
Restricted common stock	$ 1,000,000
Restricted common stock price per share	$ 3.00
Intercompany agreements description for payments	The first payment of $150,000 in restricted common stock (50,000 shares) of the Company is due and payable not later than June 15, 2024. The remaining payments in restricted common stock to the shareholders of S&MI Ltd. by the Company will be made as follows: (i) a second payment of $212,500 (70,833 shares) due on or before August 14, 2024; (ii) a third payment, of $212,500 (70,833 shares) due on or before November 12, 2024; (iii) a fourth payment of $212,500 (70,833 shares) due on or before February 10, 2025; and (vi) a final and fifth payment of $212,500 (70,834 shares) due on or before May 16, 2025.
Definitive Agreement [Member] | Common Stock [Member] | WA Technology Group Limited [Member]
Subsequent Event [Line Items]
Restricted common stock		$ 500,000